PREPAID EXPENSES AND OTHER RECEIVABLES (Details Narrative) - PPL Settlement [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Oct. 31, 2016
IfrsStatementLineItems [Line Items]
Accruals		$ 120,000
Loans payable in default	$ 11,250
Current portion of non-current borrowings	33,750
Prepaid expenses and Other Receivables	$ 22,500